United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-01716

                        ALLIANCEBERNSTEIN CAP FUND, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2005

                   Date of reporting period: January 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.




[LOGO] ALLIANCEBERNSTEIN (SM)
       Investment Research and Management

AllianceBernstein
Small Cap Growth Portfolio

                                 SmallCap Growth

                                            Semi-Annual Report--January 31, 2005

The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.



   Investment Products Offered
===================================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
===================================

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

March 18, 2005

Semi-Annual Report
This report provides management's discussion of fund performance for AllianceBernstein Small Cap Growth Portfolio (the "Portfolio") for the semi-annual reporting period ended January 31, 2005.

Investment Objective and Policies
This open-end fund seeks growth of capital by pursuing aggressive investment policies. The Portfolio invests in a diversified portfolio of equity securities that offer the possibility of above-average earnings growth. The Portfolio emphasizes investment in small-capitalization companies in the United States and may also pursue investment opportunities outside the United States.

Investment Results
The table on page 4 shows the Portfolio's performance compared to its benchmark, the Russell 2000 Growth Index, for the six- and 12-month periods ended January 31, 2005.

The Portfolio outperformed its benchmark during the six-month period ended January 31, 2005. The Portfolio benefited from strong stock selection during the period, as outperformance within the consumer, industrials and technology sectors more than made up for underperformance within the health care sector. Driven largely by an overweighted position in the energy sector, by far the strongest performing sector during the six-month period under review, sector allocations also contributed favorably to the Portfolio's outperformance versus the benchmark.

The Portfolio's absolute returns for the 12-month period ended January 31, 2005 were more modest, but the Portfolio also outperformed its benchmark during this time period. Stock selection was positive, as the Portfolio benefited from very strong relative returns in the technology, consumer and industrials sectors. These gains more than offset disappointing stock selection in the health care sector. Sector allocations also contributed to the Portfolio's outperformance during the 12-month period, as the Portfolio benefited from overweighted positions in the consumer and energy sectors.

Market Review and Investment Strategy
The Russell 2000 Growth Index gained 13.48% during the six-month period ended January 31, 2005 and significantly outperformed the broader markets, as represented by the S&P 500 Stock Index, which gained 8.15%. Although all major economic sectors enjoyed double-digit gains, non-traditional growth sectors such as the energy and industrials sectors were the period's strongest performers. During the period, the Portfolio's management team (the "team") increased the Portfolio's overweighted position in the energy sector and reduced its underweighted position in consumer-related names. Offsetting these shifts were decreases in the Portfolio's software/IT services, biotech and industrial weightings. As of January 31, 2005, the Portfolio's largest active exposures were in commercial services, software/IT services and energy; consumer cyclicals, semiconductors, non-biotech health care, and financial services were all notably underweight.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO o 1

Small-cap growth stocks posted more modest gains during the 12-month period ended January 31, 2005, as declines earlier in the year offset the strong six-month gains discussed above. Slower-growing, more value-oriented shares were the strongest performers. This can be clearly seen in the Russell 2000 Value Index's 13.59% 12-month advance, which topped the Russell 2000 Growth Index's 3.71% gain by nearly 1,000 basis points. Returns during the period varied widely by sector, with the strongest performing sector, the energy sector, gaining nearly 60% versus the technology sector, the weakest performer, which declined more than 17% during the same time frame. During the 12-month period, the team increased the Portfolio's exposure to the commercial services, software/IT services, biotech and energy sectors, while decreasing its holdings in semiconductors, communications equipment and non-biotech health care.

In Memory
It is with sadness that we announce the passing of Clifford L. Michel, a member of the Board of Directors of AllianceBernstein Small Cap Growth Portfolio. Mr. Michel served the interests of the Portfolio's shareholders for the last 19 years. His hard work, dedication and contributions to the Portfolio will be greatly missed.



--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance
The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Advisor Class shares will vary due to different expenses associated with this class. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure
The unmanaged Russell 2000 Growth Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index contains those securities in the Russell 2000 Index with a greater-than-average growth orientation. The unmanaged Russell 2000 Index is a capitalization-weighted index that includes 2,000 of the smallest stocks representing approximately 10% of the U.S. equity market. Investors cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolio.

A Word About Risk
The Portfolio concentrates its investments in the stocks of small-capitalization companies, which tend to be more volatile than large-cap companies. Small-cap stocks may have additional risks because these companies tend to have limited product lines, markets, financial resources or less liquidity (i.e., more difficulty when buying and selling more than the average daily trading volume of certain investment shares). The Portfolio can invest in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, because the Portfolio will invest in foreign currency denominated securities, fluctuations in the value of the Portfolio's investments may be magnified by changes in foreign exchange rates. The Portfolio pursues an aggressive investment strategy and an investment in the Portfolio is subject to higher risk. While the Portfolio invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Portfolio's prospectus.


(Historical Performance continued on next page)


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO o 3

HISTORICAL PERFORMANCE
(continued from previous page)


                                             -----------------------------------
                                                         Returns
  THE PORTFOLIO VS. ITS BENCHMARK            -----------------------------------
  PERIODS ENDED JANUARY 31, 2005                 6 Months         12 Months
--------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio
   Class A                                        14.92%             5.45%
--------------------------------------------------------------------------------
   Class B                                        14.47%             4.65%
--------------------------------------------------------------------------------
   Class C                                        14.51%             4.69%
--------------------------------------------------------------------------------
   Advisor Class                                  15.11%             5.78%
--------------------------------------------------------------------------------
  Russell 2000 Growth Index                       13.48%             3.71%
--------------------------------------------------------------------------------


See Historical Performance and Benchmark disclosures on previous page.
--------------------------------------------------------------------------------

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------
                                NAV Returns               SEC Returns

Class A Shares
1 Year                              5.45%                     0.98%
5 Years                            -1.20%                    -2.06%
10 Years                            8.26%                     7.79%

Class B Shares
1 Year                              4.65%                     0.65%
5 Years                            -1.98%                    -1.98%
10 Years(a)                         7.58%                     7.58%

Class C Shares
1 Year                              4.69%                     3.69%
5 Years                            -1.96%                    -1.96%
10 Years                            7.42%                     7.42%

Advisor Class Shares
1 Year                              5.78%
5 Years                            -0.87%
Since Inception*                    2.06%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (DECEMBER 31, 2004)
--------------------------------------------------------------------------------


Class A Shares
1 Year                                                        9.10%
5 Years                                                      -2.55%
10 Years                                                      8.08%

Class B Shares
1 Year                                                        9.04%
5 Years                                                      -2.48%
10 Years(a)                                                   7.88%

Class C Shares
1 Year                                                       12.13%
5 Years                                                      -2.45%
10 Years                                                      7.72%


--------------------------------------------------------------------------------

(a) Assumes conversion of Class B shares into Class A shares after eight years.
*   Inception Date: 10/1/96 for Advisor Class shares.
    See Historical Performance disclosures on page 3.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO o 5

FUND EXPENSES



As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           Beginning             Ending
                                       Account Value      Account Value    Expenses Paid
                                      August 1, 2004   January 31, 2005   During Period*
----------------------------------------------------------------------------------------
Class A
Actual                                    $1,000           $1,149.23          $ 8.78
Hypothetical (5% return before expenses)  $1,000           $1,017.04          $ 8.24
----------------------------------------------------------------------------------------
Class B
Actual                                    $1,000           $1,144.74          $13.08
Hypothetical (5% return before expenses)  $1,000           $1,013.01          $12.28
----------------------------------------------------------------------------------------
Class C
Actual                                    $1,000           $1,145.07          $12.87
Hypothetical (5% return before expenses)  $1,000           $1,013.21          $12.08
----------------------------------------------------------------------------------------
Advisor Class
Actual                                    $1,000           $1,151.05          $ 7.32
Hypothetical (5% return before expenses)  $1,000           $1,018.40          $ 6.87
----------------------------------------------------------------------------------------


*  Expenses are equal to the classes' annualized expense ratios of 1.62%, 2.42%,
   2.38 and 1.35%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO SUMMARY
January 31, 2005 (unaudited)

PORTFOLIO STATISTICS
Net Assets ($mil): $393.0


SECTOR BREAKDOWN*
> 26.8% Consumer Services
> 25.4% Technology
> 14.8% Health Care
>  9.0% Energy
>  8.9% Capital Goods
>  7.7% Finance
>  3.4% Transportation
>  1.7% Basic Industry
>  0.9% Consumer Staples
>  1.4% Short-Term


TEN LARGEST HOLDINGS
January 31, 2005 (unaudited)


                                                                  Percent of
Company                                  U.S. $ Value             Net Assets
--------------------------------------------------------------------------------
Macromedia, Inc.                         $  6,680,224                 1.7%
--------------------------------------------------------------------------------
ScanSource, Inc.                            6,289,462                 1.6
--------------------------------------------------------------------------------
Insight Enterprises, Inc.                   6,157,170                 1.6
--------------------------------------------------------------------------------
Actuant Corp. Cl.A                          6,144,600                 1.6
--------------------------------------------------------------------------------
Resources Connection, Inc.                  6,080,392                 1.5
--------------------------------------------------------------------------------
Dycom Industries, Inc.                      5,787,210                 1.5
--------------------------------------------------------------------------------
Euronet Worldwide, Inc.                     5,639,484                 1.4
--------------------------------------------------------------------------------
Avocent Corp.                               5,600,634                 1.4
--------------------------------------------------------------------------------
Quest Software, Inc.                        5,584,860                 1.4
--------------------------------------------------------------------------------
UTI Worldwide, Inc.
   (British Virgin Islands)                 5,441,520                 1.4
--------------------------------------------------------------------------------
                                         $ 59,405,556                15.1%
--------------------------------------------------------------------------------


* All data are as of January 31, 2005. The Portfolio's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO o 7

PORTFOLIO OF INVESTMENTS
January 31, 2005 (unaudited)

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-98.9%

Consumer Services-26.8%
Advertising-1.3%
Digitas, Inc.(a) ...............................         500,438    $  5,224,573
                                                                    ------------
Apparel-1.1%
Carter's, Inc.(a) ..............................         119,000       4,350,640
                                                                    ------------
Broadcasting & Cable-2.0%
Cumulus Media, Inc. Cl.A(a) ....................         279,518       3,868,529
Entravision Communications Corp. Cl.A(a) .......         499,600       3,996,800
                                                                    ------------
                                                                       7,865,329
                                                                    ------------
Entertainment & Leisure-2.4%
Activision, Inc.(a) ............................         183,500       4,147,100
Audible, Inc.(a)* ..............................         144,300       4,021,641
Sunterra Corp.(a)* .............................         101,600       1,403,096
                                                                    ------------
                                                                       9,571,837
                                                                    ------------
Gaming-0.7%
Station Casinos, Inc.* .........................          46,100       2,835,150
                                                                    ------------
Retail-General Merchandise-3.3%
Dick's Sporting Goods, Inc.(a)* ................         140,060       4,762,040
Too, Inc.(a)* ..................................         174,500       4,739,420
Tuesday Morning Corp.(a)* ......................         124,600       3,579,758
                                                                    ------------
                                                                      13,081,218
                                                                    ------------
Miscellaneous-16.0%
Bright Horizons Family Solutions, Inc.(a)* .....          86,810       5,087,066
Charles River Associates, Inc.(a) ..............          64,400       2,798,824
Dycom Industries, Inc.(a) ......................         213,000       5,787,210
Hughes Supply, Inc. ............................         153,300       4,657,254
Huron Consulting Group, Inc.(a) ................         143,300       3,387,612
Insight Enterprises, Inc.(a)* ..................         318,200       6,157,170
Laureate Education, Inc.(a)* ...................         121,208       5,376,787
Life Time Fitness, Inc.(a) .....................         160,700       4,202,305
MSC Industrial Direct Co., Inc. Cl.A* ..........         122,500       4,240,950
Resources Connection, Inc.(a)* .................         119,200       6,080,392
ScanSource, Inc.(a)* ...........................          97,860       6,289,462
StarTek, Inc. ..................................         114,800       2,870,000
Strayer Education, Inc.* .......................          43,600       4,680,460
ZipRealty, Inc.(a) .............................          70,520       1,232,690
                                                                    ------------
                                                                      62,848,182
                                                                    ------------
                                                                     105,776,929
Technology-25.5%
Communication Services-0.7%
InPhonic, Inc.(a)* .............................         113,500       2,854,525
                                                                    ------------
Computer Hardware/Storage-1.4%
Avocent Corp.(a) ...............................         153,400       5,600,634
                                                                    ------------


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

Computer Services-6.3%
Alliance Data Systems Corp.(a) ...............          111,100     $  4,823,962
Cogent, Inc.(a) ..............................           43,800        1,327,140
Euronet Worldwide, Inc.(a)* ..................          234,490        5,639,484
Kanbay International, Inc.(a) ................          136,360        3,674,902
Ness Technologies, Inc. (Israel)(a) ..........          336,700        4,464,642
Sapient Corp.(a)* ............................          619,200        4,879,296
                                                                    ------------
                                                                      24,809,426
                                                                    ------------
Contract Manufacturing-0.7%
Semtech Corp.(a) .............................          147,100        2,703,698
                                                                    ------------
Internet Infrastructure-1.2%
SupportSoft, Inc.(a) .........................          776,400        4,759,332
                                                                    ------------
Semi-Conductor Capital Equipment-1.0%
FormFactor, Inc.(a)* .........................          166,900        3,800,313
                                                                    ------------
Semi-Conductor Components-1.4%
Microsemi Corp.(a)* ..........................          189,500        2,923,985
Silicon Image, Inc.(a)* ......................          213,100        2,538,021
                                                                    ------------
                                                                       5,462,006
                                                                    ------------
Software-4.4%
Macromedia, Inc.(a)* .........................          195,100        6,680,224
Niku Corp.(a)* ...............................          142,600        2,809,220
Quest Software, Inc.(a) ......................          393,300        5,584,860
RightNow Technologies, Inc.(a)* ..............          127,600        2,037,772
                                                                    ------------
                                                                      17,112,076
                                                                    ------------
Steel-1.1%
Allegheny Technologies, Inc. .................          189,140        4,539,360
                                                                    ------------
Miscellaneous-7.3%
Micro International, Ltd.(a) .................           84,670          751,023
Amphenol Corp. Cl.A(a) .......................          108,880        4,282,250
Exar Corp.(a)* ...............................          186,800        2,684,316
Kronos, Inc.(a)* .............................           81,000        4,355,370
MICROS Systems, Inc.(a) ......................           48,590        3,396,441
Power-One, Inc.(a)* ..........................          318,060        2,363,186
Tektronix, Inc. ..............................           82,230        2,369,869
TNS, Inc.(a) .................................          154,400        3,436,944
TTM Technologies, Inc.(a)* ...................          535,200        5,030,880
                                                                    ------------
                                                                      28,670,279
                                                                    ------------
                                                                     100,311,649
Health Care-14.9%
Biotechnology-6.6%
MGI Pharma, Inc.(a)* .........................          201,000        4,560,690
NeoPharm, Inc.(a)* ...........................          280,800        3,080,376
Protein Design Labs, Inc.(a) .................          174,800        3,525,716
Seattle Genetics, Inc.(a) ....................          298,000        1,764,160
Serologicals Corp.(a)* .......................          184,700        4,366,308
SFBC International, Inc.(a)* .................           91,930        3,604,575


--------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO o 9

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

Techne Corp.(a) ..................................         84,900    $ 2,960,463
Telik, Inc.(a) ...................................        116,500      2,215,830
                                                                     -----------
                                                                      26,078,118
                                                                     -----------
Drugs-1.8%
Indevus Pharmaceuticals, Inc.(a)* ................        355,860      1,797,093
Martek Biosciences Corp.(a)* .....................         98,200      5,186,924
                                                                     -----------
                                                                       6,984,017
                                                                     -----------
Medical Products-4.2%
Abaxis, Inc.(a)* .................................        170,990      2,318,625
Angiotech Pharmaceuticals, Inc. (Canada)(a)  .....        196,500      3,336,570
Animas Corp.(a)* .................................        172,800      3,134,592
INAMED Corp.(a) ..................................         60,681      4,199,125
OraSure Technologies, Inc.(a) ....................        289,400      1,652,474
Vnus Medical Technologies(a)* ....................        136,800      1,887,840
                                                                     -----------
                                                                      16,529,226
                                                                     -----------
Medical Services-2.3%
LabOne, Inc.(a)* .................................        142,200      4,770,810
Stericycle, Inc.(a) ..............................         79,500      4,088,685
                                                                     -----------
                                                                       8,859,495
                                                                     -----------
                                                                      58,450,856
Energy-9.1%
Oil Service-9.1%
Bill Barrett Corp.(a) ............................         64,000      2,021,120
Cimarex Energy Co.(a)* ...........................         71,400      2,588,250
Core Laboratories N.V. (Netherlands)(a) ..........        145,420      3,139,618
FMC Technologies, Inc.(a) ........................        150,200      4,600,626
Helmerich & Payne, Inc.* .........................        127,200      4,820,880
Hydril Co.(a)* ...................................         80,400      4,020,000
Range Resources Corp.* ...........................        230,000      5,103,700
Spinnaker Exploration Co.(a)* ....................         88,900      2,915,031
W-H Energy Services, Inc.(a) .....................        157,800      3,566,280
Whiting Peteroleum Corp.(a) ......................         81,200      2,835,504
                                                                     -----------
                                                                      35,611,009
                                                                     -----------
Capital Goods-8.8%
Electrical Equipment-2.4%
Engineered Support Systems, Inc.* ................         55,200      3,202,152
Essex Corp.(a) ...................................        173,000      3,074,210
United Defense Industries, Inc.(a) ...............         71,900      3,446,167
                                                                     -----------
                                                                       9,722,529
                                                                     -----------
Machinery-3.4%
Actuant Corp. Cl.A(a)* ...........................        117,600      6,144,600
Commercial Vehicle Group, Inc.(a)* ...............        196,900      3,741,100
Oshkosh Truck Corp.* .............................         47,000      3,449,330
                                                                     -----------
                                                                      13,335,030
                                                                     -----------
Miscellaneous-3.0%
GrafTech International Ltd.(a)* ..................        500,600      4,074,884
IDEX Corp. .......................................        101,300      3,905,115


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------


Simpson Manufacturing Co., Inc. ..................        108,300    $ 3,887,970
                                                                     -----------
                                                                      11,867,969
                                                                     -----------
                                                                      34,925,528
Finance-7.7%
Banking-Regional-2.6%
Community Bancorp(a) .............................         61,400      1,720,428
Oriental Financial Group, Inc. (Puerto Rico)* ....         96,580      2,723,556
R&G Financial Corp. Cl.B .........................         67,250      2,479,507
Southwest Bancorporation of Texas, Inc. ..........        163,100      3,224,487
                                                                     -----------
                                                                      10,147,978
                                                                     -----------
Brokerage & Money Management-1.7%
Affiliated Managers Group, Inc.(a)* ..............         42,700      2,707,607
Greenhill & Co., Inc.* ...........................         69,300      2,055,438
optionsXpress Holdings, Inc.(a) ..................         97,300      1,973,244
                                                                     -----------
                                                                       6,736,289
                                                                     -----------
Insurance-1.6%
Primus Guaranty, Ltd. (Bermuda)(a)* ..............        237,800      3,567,000
Triad Guaranty, Inc.(a) ..........................         48,400      2,618,924
                                                                     -----------
                                                                       6,185,924
                                                                     -----------
Miscellaneous-1.8%
Advance America Cash Advance Centers, Inc.(a) ....         45,580      1,016,434
Archipelago Holdings, Inc.(a) ....................        104,400      1,980,468
Investors Financial Services Corp.* ..............         81,800      4,123,538
                                                                     -----------
                                                                       7,120,440
                                                                     -----------
                                                                      30,190,631
Transportation-3.4%
Air Freight-1.4%
UTI Worldwide, Inc. (British Virgin Islands) .....         79,000      5,441,520
                                                                     -----------
Shipping-1.0%
Kirby Corp.(a) ...................................         92,200      4,060,488
                                                                     -----------
Trucking-1.0%
Werner Enterprises, Inc.* ........................        175,200      3,735,264
                                                                     -----------
                                                                      13,237,272
                                                                     -----------
Basic Industry-1.7%
Chemicals-1.7%
Georgia Gulf Corp. ...............................         53,900      2,756,446
Hexcel Corp.(a)* .................................        273,800      4,033,074
                                                                     -----------
                                                                       6,789,520
                                                                     -----------
Consumer Staples-0.9%
Household Products-0.9%
Tempur-Pedic International, Inc.(a) ..............        163,500      3,497,265
                                                                     -----------
Total Common Stocks
   (cost $305,495,647) ...........................                   388,790,659
                                                                     -----------


--------------------------------------------------------------------------------
                               ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO o 11

                                                  Principal
                                                     Amount
Company                                               (000)      U.S. $ Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-1.4%
Time Deposit-1.4%
State Street Euro Dollar
   1.60%, 2/01/05
   (cost $5,476,000) ........................    $       5,476    $   5,476,000
                                                                  -------------
Total Investments Before Security Lending
Collateral-100.3%
   (cost $310,971,647) ......................                       394,266,659
                                                                  -------------
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED-28.4%
Short-Term Investment
UBS Private Money Market Fund, LLC, 2.29%
   (cost $111,514,183) ......................      111,514,183      111,514,183
                                                                  -------------
Total Investments-128.7%
   (cost $422,485,830) ......................                       505,780,842
Other assets less liabilities-(28.7%) .......                      (112,784,046)
                                                                  -------------
Net Assets-100% .............................                     $ 392,996,796
                                                                  -------------


* Represents entire or partial securities out on loan. See Note E for securities lending information.

(a) Non-income producing security. See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS & LIABILITIES
January 31, 2005 (unaudited)


Assets
Investments in securities, at value
   (cost $422,485,830--including investment of
   cash collateral for securities loaned of
   $111,514,183)........................................   $   505,780,842(a)
Cash....................................................             2,677
Receivable for investment securities sold...............         4,134,359
Receivable for capital stock sold.......................         2,027,286
Dividends and interest receivable.......................             1,879
                                                           ---------------
Total assets............................................       511,947,043
                                                           ---------------
Liabilities
Payable for collateral on securities loaned.............       111,514,183
Payable for investment securities purchased.............         3,416,749
Payable for capital stock redeemed......................         2,350,866
Advisory fee payable....................................           739,680
Transfer Agent fee payable..............................           223,083
Distribution fee payable................................           200,290
Administrative fee payable..............................             9,001
Accrued expenses........................................           496,395
                                                           ---------------
Total liabilities.......................................       118,950,247
                                                           ---------------
Net Assets..............................................   $   392,996,796
                                                           ---------------
Composition of Net Assets
Capital stock, at par...................................   $        37,633
Additional paid-in capital..............................       601,184,879
Accumulated net investment loss.........................        (3,446,426)
Accumulated net realized loss on investment
   transactions.........................................      (288,074,302)
Net unrealized appreciation of investments..............        83,295,012
                                                           ---------------
                                                             $ 392,996,796
                                                           ---------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
  per share ($202,145,589 / 8,929,175
   shares of capital stock issued and outstanding)......            $22.64
Sales charge--4.25% of public offering price............              1.00
                                                                    ------
Maximum offering price..................................            $23.64
                                                                    ------
Class B Shares
Net asset value and offering price per share
   ($146,332,622 / 7,646,119 shares of capital
   stock issued and outstanding)........................            $19.14
                                                                    ------
Class C Shares
Net asset value and offering price per share
   ($35,762,939 / 1,864,570 shares of capital
   stock issued and outstanding)........................            $19.18
                                                                    ------
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($8,755,646 / 376,822 shares of capital
   stock issued and outstanding)........................            $23.24
                                                                    ------



(a) Includes securities on loan with a value of $108,643,034 (see Note E). See notes to financial statements.


--------------------------------------------------------------------------------
                               ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO o 13

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2005 (unaudited)

Investment Income
Dividends (net of foreign taxes
   withheld of $5,124).................  $       424,698
Interest...............................           41,385   $       466,083

Expenses
Advisory fee...........................        1,559,599
Distribution fee--Class A..............          264,808
Distribution fee--Class B..............          759,044
Distribution fee--Class C..............          178,914
Transfer agency........................          929,042
Custodian..............................           88,891
Printing...............................           71,992
Administrative.........................           42,333
Legal..................................           31,482
Registration...........................           29,841
Audit..................................           27,990
Directors' fees........................           11,463
Miscellaneous..........................           14,613
                                         ---------------
Total expenses.........................        4,010,012
Less: expenses waived
   by the Adviser (see Note B).........          (97,204)
Less: expense offset arrangement
   (see Note B)........................             (299)
                                         ---------------
Net expenses...........................                          3,912,509
                                                           ---------------
Net investment loss....................                         (3,446,426)
                                                           ---------------
Realized and Unrealized Gain
   on Investment Transactions
Net realized gain on
   investment transactions.............                         28,228,788
Net change in unrealized
   appreciation/depreciation
   of investments......................                         28,574,100
                                                           ---------------
Net gain on investment
   transactions........................                         56,802,888
                                                           ---------------
Net Increase in Net Assets
   from Operations.....................                    $    53,356,462
                                                           ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS



                                         Six Months Ended    Year Ended
                                         January 31, 2005     July 31,
                                            (unaudited)        2004
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
   from Operations
Net investment loss....................  $    (3,446,426)  $    (8,917,553)
Net realized gain on investment
   transactions........................       28,228,788        85,614,969
Net change in unrealized
   appreciation/depreciation
   of investments......................       28,574,100       (20,842,949)
                                         ---------------   ---------------
Net increase in net assets
   from operations.....................       53,356,462        55,854,467
Capital Stock Transactions
Net decrease...........................      (41,628,068)      (75,968,369)
                                         ---------------   ---------------
Total increase (decrease)..............       11,728,394       (20,113,902)
Net Assets
Beginning of period....................      381,268,402       401,382,304
                                         ---------------   ---------------
End of period, (including accumulated
   net investment loss of ($3,446,426)
   and $0, respectively)...............  $   392,996,796   $   381,268,402
                                         ---------------   ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
                               ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO o 15

NOTES TO FINANCIAL STATEMENTS
January 31, 2005 (unaudited)

NOTE A
Significant Accounting Policies
AllianceBernstein Cap Fund, Inc. (the "Company"), formerly known as AllianceBernstein Small Cap Growth Fund, Inc., is a Maryland corporation. The Company currently has two series, AllianceBernstein Small Cap Growth Portfolio (the "Fund") and AllianceBernstein Small/Mid-Cap Growth Portfolio, each of which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. AllianceBernstein Small/Mid-Cap Growth Portfolio is currently unfunded. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income


--------------------------------------------------------------------------------
                               ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO o 17
and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions With Affiliates
Until September 6, 2004, under the terms of an investment advisory agreement, the Fund pays the Adviser an advisory fee at a quarterly rate equal to .25% (approximately 1% on an annual basis) of the net assets of the Fund valued on the last business day of the previous quarter. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion of the value of the net assets of the Fund at the close of business of the previous quarter. The fee is accrued daily and paid quarterly.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. From August 1, 2004 through September 6, 2004, such waiver amounted to $97,204. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Fund paid $42,333 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended January 31, 2005.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $529,980 for the six months ended January 31, 2005.

For the six months ended January 31, 2005, the Fund's expenses were reduced by $299 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charge of $3,057 from the sale of Class A shares and received $5,577, $45,712 and $1,657 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended January 31, 2005.


--------------------------------------------------------------------------------
                               ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO o 19

Brokerage commissions paid on investment transactions for the six months ended January 31, 2005 amounted to $546,982, of which $5,486 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $21,869,648 and $2,243,181 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the period ended January 31, 2005 were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities (excluding
   U.S. government securities).........  $   140,756,745   $   183,305,674
U.S. government securities.............               -0-               -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation...........................   $    96,563,861
Gross unrealized depreciation...........................       (13,268,849)
                                                           ---------------
Net unrealized appreciation.............................   $    83,295,012
                                                           ---------------

NOTE E
Securities Lending
The Fund has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"). Under the terms of the agreement, the Lending


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of January 31, 2005, the Fund had loaned securities with a value of $108,643,034 and received cash collateral which was invested in a money market fund valued at $111,514,183 as included in the accompanying portfolio of investments. For the six months ended January 31, 2005, the Fund earned fee income of $13,120 which is included in interest income in the accompanying statement of operations.

NOTE F
Capital Stock
There are 12,000,000,000 shares of $.002 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                ------------------------------- --------------------------------
                             Shares                       Amount
                ------------------------------- --------------------------------
                Six Months Ended                 Six Months Ended
                January 31, 2005    Year Ended   January 31, 2005     Year Ended
                     (unaudited) July 31, 2004        (unaudited)  July 31, 2004
                ----------------------------------------------------------------
Class A
Shares sold            588,621      3,136,426    $  12,517,647    $  59,613,067
--------------------------------------------------------------------------------
Shares converted
   from Class B        333,960        321,183        7,317,383        6,556,859
--------------------------------------------------------------------------------
Shares redeemed     (1,431,467)    (4,680,028)     (30,640,292)     (90,488,343)
--------------------------------------------------------------------------------
Net decrease          (508,886)    (1,222,419)   $ (10,805,262)   $ (24,318,417)
--------------------------------------------------------------------------------
Class B
Shares sold            210,956      1,015,672    $   3,798,563     $  17,129,692
--------------------------------------------------------------------------------
Shares converted
   to Class A         (394,458)      (377,364)      (7,317,383)      (6,556,859)
--------------------------------------------------------------------------------
Shares redeemed     (1,262,970)    (2,937,438)     (22,563,152)     (50,310,419)
--------------------------------------------------------------------------------
Net decrease        (1,446,472)    (2,299,130)   $ (26,081,972)   $ (39,737,586)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                               ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO o 21

                ------------------------------ --------------------------------
                             Shares                      Amount
                ------------------------------ --------------------------------
                Six Months Ended                Six Months Ended
                January 31, 2005    Year Ended  January 31, 2005     Year Ended
                     (unaudited) July 31, 2004       (unaudited)  July 31, 2004
                ---------------------------------------------------------------
Class C
Shares sold             78,442        354,080   $   1,426,547     $   5,934,943
-------------------------------------------------------------------------------
Shares redeemed       (327,748)      (900,954)     (5,859,172)     (15,375,226)
-------------------------------------------------------------------------------
Net decrease          (249,306)      (546,874)  $  (4,432,625)    $  (9,440,283)
-------------------------------------------------------------------------------
Advisor Class
Shares sold             31,172         64,716   $     701,878     $   1,300,455
-------------------------------------------------------------------------------
Shares redeemed        (46,684)      (182,407)     (1,010,087)       (3,772,538)
-------------------------------------------------------------------------------
Net decrease           (15,512)      (117,691)  $    (308,209)    $  (2,472,083)
-------------------------------------------------------------------------------


NOTE G
Risk Involved in Investing in the Fund
Foreign Securities Risk-Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of the future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States Government.

Indemnification Risk-In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2005.

NOTE I
Components of Accumulated Earnings (Deficit)
The tax character of distributions to be paid for the year ending July 31, 2005 will be determined at the end of the current fiscal year. As of July 31, 2004,



--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses...................   $  (311,396,005)(a)
Unrealized appreciation/(depreciation).................        49,813,827(b)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $  (261,582,178)
                                                          ---------------

(a) On July 31, 2004, the Fund had a net capital loss carryforward for federal income tax purposes of $311,396,005 of which $47,704,950 expires in the year 2009, $117,231,356 expires in the year 2010 and $146,459,699 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year, the Fund utilized capital loss carry forward of $60,904,762.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

NOTE J
Legal Proceedings
As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and


--------------------------------------------------------------------------------
                               ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO o 23

     (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Trust or the Fund as a defendant.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser, and the NASDhas issued requests for information, in connection with this matter and the Adviser has provided documents and other information to the SEC and NASD and is cooperating fully with the investigations. On March 11, 2005, discussions commenced with the NASD that management believes will conclude these investigations.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary



--------------------------------------------------------------------------------
                               ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO o 25
duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                   ---------------------------------------------------------------------------------------------
                                                                            Class A
                                   ---------------------------------------------------------------------------------------------
                                    Six Months
                                         Ended            Year      October 1,
                                   January 31,           Ended         2002 to                  Year Ended September 30,
                                          2005        July 31,        July 31,     ---------------------------------------------
                                   (unaudited)            2004         2003(a)         2002        2001        2000         1999
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........      $ 19.70         $ 17.30         $ 13.34      $ 16.25     $ 30.76     $ 23.84      $ 22.27
                                   ---------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(b) ..........         (.15)(c)        (.33)(c)(d)     (.24)        (.30)       (.35)       (.38)        (.22)
Net realized and unrealized
   gain (loss) on investment
   transactions..................         3.09            2.73            4.20        (2.61)     (11.46)       7.30         2.80
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value from
   operations....................         2.94            2.40            3.96        (2.91)     (11.81)       6.92         2.58
                                   ---------------------------------------------------------------------------------------------
Less: Distributions
Distributions from
   net realized gain
   on investment
   transactions..................           -0-             -0-             -0-          -0-       (.72)         -0-       (1.01)
Distributions in excess
   of net realized gain
   on investment
   transactions..................           -0-             -0-             -0-          -0-      (1.98)         -0-          -0-
                                   ---------------------------------------------------------------------------------------------
Total distributions .............           -0-             -0-             -0-          -0-      (2.70)         -0-       (1.01)
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   end of period.................       $22.64          $19.70         $ 17.30      $ 13.34     $ 16.25     $ 30.76      $ 23.84
                                   ---------------------------------------------------------------------------------------------
Total Return
Total investment
   return based on
   net asset value(e) ...........        14.92%          13.87%          29.69%      (17.91)%    (41.42)%     29.03%       11.89%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)...............     $202,145        $185,906        $184,378     $156,340    $232,456    $458,008     $517,289
Ratio to average net assets of:
  Expenses,
     net of waivers/
     reimbursements..............         1.62%(f)        1.85%           2.32%(f)     1.92%       1.79%       1.68%(g)     1.69%(g)
  Expenses,
     before waivers/
     reimbursements..............         1.67%(f)        2.01%           2.32%(f)     1.92%       1.79%       1.68%(g)     1.69%(g)
  Net investment loss ...........        (1.39)%(c)(f)   (1.67)%(c)(d)   (1.95)%(f)   (1.71)%     (1.58)%     (1.39)%       (.90)%
Portfolio turnover rate .........           36%             94%             94%          98%        109%        160%          91%


See footnote summary on page 31.


--------------------------------------------------------------------------------
                               ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO o 27

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                   ---------------------------------------------------------------------------------------------
                                                                            Class B
                                   ---------------------------------------------------------------------------------------------
                                    Six Months
                                         Ended            Year      October 1,
                                   January 31,           Ended         2002 to                  Year Ended September 30,
                                          2005        July 31,        July 31,     ---------------------------------------------
                                   (unaudited)            2004         2003(a)         2002        2001        2000         1999
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   beginning of period...........       $16.72         $ 14.80         $ 11.49      $ 14.11     $ 27.30     $ 21.32      $ 20.17
                                   ---------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(b)...........         (.20)(c)        (.42)(c)(d)     (.28)        (.39)       (.45)       (.52)        (.37)
Net realized and unrealized
   gain (loss) on investment
   transactions..................         2.62            2.34            3.59        (2.23)     (10.04)       6.50         2.53
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value from
   operations....................         2.42            1.92            3.31        (2.62)     (10.49)       5.98         2.16
                                   ---------------------------------------------------------------------------------------------
Less: Distributions
Distributions from
   net realized gain
   on investment
   transactions..................           -0-             -0-             -0-          -0-       (.72)         -0-       (1.01)
Distributions in excess
   of net realized gain
   on investment
   transactions..................           -0-             -0-             -0-          -0-      (1.98)         -0-          -0-
                                   ---------------------------------------------------------------------------------------------
Total distributions..............           -0-             -0-             -0-          -0-      (2.70)         -0-       (1.01)
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   end of period.................       $19.14          $16.72         $ 14.80       $11.49      $14.11      $27.30       $21.32
                                   ---------------------------------------------------------------------------------------------
Total Return
Total investment
   return based on
   net asset value(e)............        14.47%          12.97%          28.81%      (18.57)%    (41.88)%     28.05%       11.01%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)...............     $146,333        $152,031        $168,554     $159,791    $257,161    $546,302     $587,919
Ratio to average net assets of:
  Expenses,
     net of waivers/
     reimbursements..............         2.42%(f)        2.65%           3.14%(f)     2.72%       2.57%       2.44%(g)     2.46%(g)
  Expenses,
     before waivers/
     reimbursements..............         2.47%(f)        2.81%           3.14%(f)     2.72%       2.57%       2.44%(g)     2.46%(g)
  Net investment loss ...........        (2.18)%(c)(f)   (2.47)%(c)(d)   (2.78)%(f)   (2.50)%     (2.36)%     (2.16)%      (1.68)%
Portfolio turnover rate .........           36%             94%             94%          98%        109%        160%          91%



See footnote summary on page 31.


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                   ---------------------------------------------------------------------------------------------
                                                                            Class C
                                   ---------------------------------------------------------------------------------------------
                                    Six Months
                                         Ended            Year      October 1,
                                   January 31,           Ended         2002 to                  Year Ended September 30,
                                          2005        July 31,        July 31,     ---------------------------------------------
                                   (unaudited)            2004         2003(a)         2002        2001        2000         1999
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........       $16.75         $ 14.82         $ 11.50      $ 14.13     $ 27.32     $ 21.34      $ 20.18
                                   ---------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(b)...........         (.19)(c)     (.42)(c)(d)        (.28)        (.39)       (.45)       (.52)        (.36)
Net realized and unrealized
   gain (loss) on investment
   transactions..................         2.62            2.35            3.60        (2.24)     (10.04)       6.50         2.53
                                   ---------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations...............         2.43            1.93            3.32        (2.63)     (10.49)       5.98         2.17
                                   ---------------------------------------------------------------------------------------------
Less: Distributions
Distributions from
   net realized gain
   on investment
   transactions..................           -0-             -0-            -0-           -0-       (.72)         -0-       (1.01)
Distributions in excess
   of net realized gain
   on investment
   transactions..................           -0-             -0-             -0-          -0-      (1.98)         -0-          -0-
                                   ---------------------------------------------------------------------------------------------
Total distributions .............           -0-             -0-             -0-          -0-      (2.70)         -0-       (1.01)
                                   ---------------------------------------------------------------------------------------------
Net asset value, end
   of period.....................       $19.18          $16.75          $14.82      $ 11.50     $ 14.13     $ 27.32      $ 21.34
                                   ---------------------------------------------------------------------------------------------
Total Return
Total investment
   return based on
   net asset value(e)............        14.51%          13.02%          28.87%      (18.61)%    (41.85)%     28.02%       11.05%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)...............      $35,763         $35,410         $39,434      $37,256     $60,925    $137,242     $168,120
Ratio to average net assets of:
  Expenses,
     net of waivers/
     reimbursements..............         2.38%(f)        2.61%           3.10%(f)     2.71%       2.56%       2.43%(g)     2.45%(g)
  Expenses,
     before waivers/
     reimbursements..............         2.43%(f)        2.77%           3.10%(f)     2.71%       2.56%       2.43%(g)     2.45%(g)
  Net investment loss ...........        (2.14)%(c)(f)   (2.43)%(c)(d)   (2.73)%(f)   (2.49)%     (2.35)%     (2.12)%      (1.66)%
Portfolio turnover rate .........           36%             94%             94 %         98%        109%        160%          91%


See footnote summary on page 31.


--------------------------------------------------------------------------------
                               ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO o 29

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                   ---------------------------------------------------------------------------------------------
                                                                            Advisor Class
                                   ---------------------------------------------------------------------------------------------
                                    Six Months
                                         Ended            Year      October 1,
                                   January 31,           Ended         2002 to                  Year Ended September 30,
                                          2005        July 31,        July 31,     ---------------------------------------------
                                   (unaudited)            2004         2003(a)         2002        2001        2000         1999
                                   ---------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........       $20.19         $ 17.68         $ 13.60      $ 16.52     $ 31.07    $  24.01      $ 22.37
Income From Investment
   Operations
Net investment loss(b)...........         (.13)(c)        (.29)(c)(d)     (.21)        (.28)       (.29)       (.30)        (.15)
Net realized and unrealized
   gain (loss) on investment
   transactions..................         3.18            2.80            4.29        (2.64)     (11.56)       7.36         2.80
Net increase (decrease)
   in net asset value
   from operations...............         3.05            2.51            4.08        (2.92)     (11.85)       7.06         2.65
Less: Distributions
Distributions from
   net realized
   gain on investment
   transactions..................           -0-             -0-             -0-          -0-       (.72)         -0-       (1.01)
Distributions in excess
   of net realized gain
   on investment
   transactions..................           -0-             -0-             -0-          -0-      (1.98)         -0-          -0-
Total distributions..............           -0-             -0-             -0-          -0-      (2.70)         -0-       (1.01)
Net asset value,
   end of period.................       $23.24          $20.19        $  17.68      $ 13.60    $  16.52    $  31.07     $  24.01
Total Return
Total investment return
   based on
   net asset value(e)............        15.11%          14.20%          30.00%      (17.68)%    (41.11)%     29.40%       12.16%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)...............       $8,756          $7,921          $9,016       $8,916     $68,730    $135,414     $164,671
Ratio to average net assets of:
  Expenses,
     net of waivers/
     reimbursements..............         1.35%(f)        1.59%           2.05%(f)     1.60%       1.52%       1.39%(g)     1.42%(g)
  Expenses,
     before waivers/
     reimbursements..............         1.40%(f)        1.74%           2.05%(f)     1.60%       1.52%       1.39%(g)     1.42%(g)
  Net investment loss ...........        (1.12)%(c)(f)   (1.41)%(c)(d)   (1.69)%(f)   (1.41)%     (1.31)%     (1.08)%       (.62)%
Portfolio turnover rate .........           36%             94%             98%          98%        109%        160%          91%


See footnote summary on page 31.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

(a) The Fund changed its fiscal year end from September 30 to July 31.

(b) Based on average shares outstanding.

(c) Net of fees and expenses waived/reimbursed by the Adviser.

(d) Net of fees and expenses waived/reimbursed by the Transfer Agent.

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f) Annualized.

(g) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                            Year Ended September 30,
                        -------------------------------
                               2000         1999
                        -------------------------------
  Class A...............       1.67%         1.68%
  Class B...............       2.42%         2.45%
  Class C...............       2.42%         2.44%
  Advisor Class.........       1.38%         1.41%


--------------------------------------------------------------------------------
                               ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO o 31

BOARD OF DIRECTORS



William H. Foulk, Jr..(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)


OFFICERS(2)

Bruce K. Aronow, Senior Vice President
Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Thomas J. Bardong, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Distributor
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036


(1) Member of the Audit Committee and the Governance and Nominating Committee.
(2) The day-to-day management of and investment decisions for the AllianceBernstein Small Cap Growth Portfolio's portfolio are made by the Small Cap Growth Investment Team, comprised of senior Small Cap Growth Team members.


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

ALLIANCEBERNSTEIN FAMILY OF FUNDS



--------------------------------------------------------------------------------
  Wealth Strategies Funds
--------------------------------------------------------------------------------
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy

--------------------------------------------------------------------------------
  Blended Style Funds
--------------------------------------------------------------------------------
  U.S. Large Cap Portfolio
  International Portfolio
  Tax-Managed International Portfolio

--------------------------------------------------------------------------------
  Growth Funds
--------------------------------------------------------------------------------
  Domestic

  Growth Fund
  Mid-Cap Growth Fund
  Large Cap Growth Fund*
  Small Cap Growth Portfolio

  Global & International
  All-Asia Investment Fund

  Global Health Care Fund*
  Global Research Growth Fund
  Global Technology Fund*
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund

  Value Funds
--------------------------------------------------------------------------------
  Domestic

  Balanced Shares
  Focused Growth & Income Fund*
  Growth & Income Fund
  Real Estate Investment Fund
  Small/Mid-CapValue Fund**
  Utility Income Fund
  Value Fund

  Global & International

  Global Value Fund
  International Value Fund

  Taxable Bond Funds
--------------------------------------------------------------------------------
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

  Municipal Bond Funds
--------------------------------------------------------------------------------
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

  Intermediate Municipal Bond Funds
--------------------------------------------------------------------------------
  Intermediate California
  Intermediate Diversified
  Intermediate New York

  Closed-End Funds
--------------------------------------------------------------------------------
  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II




We also offer Exchange Reserves,*** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.
* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund.
** Prior to February 1, 2005, Small/Mid-Cap Value Fund was named Small Cap Value Fund.
*** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
                               ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO o 33

ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] ALLIANCEBERNSTEIN (SM)
       Investment Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

QSRSSR0105

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.



ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.



ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.



ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

    EXHIBIT NO.      DESCRIPTION OF EXHIBIT

    11 (b) (1)       Certification of Principal Executive Officer
                     Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

    11 (b) (2)       Certification of Principal Financial Officer
                     Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

    11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    March 31, 2005

By:      /s/ Mark D. Gersten
         -----------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    March 31, 2005